Schedule of Investments
February 28, 2025
(Unaudited)

Units		Value
Master Limited Partnerships & Related Entities– 110.16%
Diversified–48.97%
Energy Transfer L.P.	31,815,345	$613,718,005
Enterprise Products Partners L.P.	18,275,000	610,567,750
MPLX L.P.	12,339,596	665,227,620
ONEOK, Inc.	1,508,414	151,429,682
		2,040,943,057
Gathering & Processing –25.17%
Antero Midstream Corp.	20,244,063	343,136,868
Hess Midstream L.P.	1,750,000	73,027,500
Summit Midstream Corp.(a)	738,629	33,253,078
Western Midstream Partners L.P.	14,773,546	599,510,496
		1,048,927,942
Other Energy–21.43%
Arko Corp.	1,626,925	7,337,432
CrossAmerica Partners L.P.(b)	3,748,183	87,032,809
Global Partners L.P.	1,337,981	76,840,249
KNOT Offshore Partners L.P. (United Kingdom)(b)	1,776,804	9,932,334
Kodiak Gas Services, Inc.	1,113,222	47,868,546
Sunoco L.P.	5,754,810	338,440,376
USA Compression Partners L.P.(b)	9,101,625	245,925,908
Westlake Chemical Partners L.P.(b)	3,330,319	79,927,656
		893,305,310
Petroleum Pipeline Transportation–13.96%
Delek Logistics Partners L.P.	1,227,101	52,789,885
Genesis Energy L.P.(b)	8,820,932	113,260,768
NGL Energy Partners L.P.(a)(b)	12,412,037	59,950,139
Phillips 66	500	64,845
Units		Value
Petroleum Pipeline Transportation–(continued)
Plains All American Pipeline L.P.	17,433,333	$354,593,993
South Bow Corp. (Canada)	50,000	1,331,500
		581,991,130
Terminalling & Storage–0.63%
Martin Midstream Partners L.P.(b)	7,026,434	26,349,127
Total Master Limited Partnerships & Related Entities (Cost $2,309,081,333)		4,591,516,566
Shares
Common Stocks & Other Equity Interests–0.57%
Natural Gas Pipeline Transportation–0.57%
Kinetik Holdings, Inc. (Cost $13,143,265)	410,000	23,919,400
Units
Preferred Master Limited Partnerships & Related Entities–0.06%
Other Energy–0.06%
Global Partners L.P. (Cost $2,500,000)	100,000	2,590,000
Shares
Money Market Funds–2.85%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(b)(c)	41,526,415	41,526,415
Invesco Treasury Portfolio, Institutional Class, 4.25%(b)(c)	77,120,485	77,120,485
Total Money Market Funds (Cost $118,646,900)		118,646,900
TOTAL INVESTMENTS IN SECURITIES—113.64% (Cost $2,443,371,498)		4,736,672,866
OTHER ASSETS LESS LIABILITIES–(13.64)%		(568,539,089)
NET ASSETS–100.00%		$4,168,133,777
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended February 28, 2025.

							Dividends and Distributions
	Value November 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2025	Return of Capital	Capital Gains	Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$79,011,990	$(37,485,575)	$-	$-	$41,526,415	$-	$-	$356,963
Invesco Treasury Portfolio, Institutional Class	-	146,736,552	(69,616,067)	-	-	77,120,485	-	-	657,666
See accompanying notes which are an integral part of this schedule.
Invesco SteelPath MLP Income Fund

							Dividends and Distributions
	Value November 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2025	Return of Capital	Capital Gains	Income
Investments in Other Affiliates:
CrossAmerica Partners L.P.	$77,399,979	$-	$-	$11,600,626	$-	$87,032,809	$(1,967,796)	$-	$-
Genesis Energy L.P.	103,278,766	2,409,989	-	8,994,467	-	113,260,768	(1,422,454)	-	-
KNOT Offshore Partners L.P.	10,358,767	-	-	(426,433)	-	9,932,334	-	-	46,198
Martin Midstream Partners L.P.	27,965,207	-	-	(1,580,948)	-	26,349,127	(35,132)	-	-
NGL Energy Partners L.P.	59,826,018	-	-	124,121	-	59,950,139	-	-	-
Summit Midstream Corp.*	27,912,790	-	-	5,340,288	-	33,253,078	-	-	-
USA Compression Partners L.P.	217,748,234	647,920	-	32,294,982	-	245,925,908	(4,765,228)	-	-
Westlake Chemical Partners L.P.	80,112,483	-	(944,054)	1,982,625	365,370	79,927,656	(1,588,768)	-	-
Total	$604,602,244	$228,806,451	$(108,045,696)	$58,329,728	$365,370	$774,278,719	$(9,779,378)	$-	$1,060,827

*	At February 28, 2025, this security was no longer an affiliate of the Fund.

(c)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco SteelPath MLP Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
February 28, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2025, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco SteelPath MLP Income Fund